Reverse Recapitalization - Summary of Number of Shares of Common Stock Outstanding (Details) - shares	Oct. 31, 2023	Oct. 31, 2022
Reverse Recapitalization [Line Items]
Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	23,197,976	665,767
Old enGene Shareholders (Excluding Convertible Notes)
Reverse Recapitalization [Line Items]
Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	6,711,786
FEAC Shareholders, including sponsor's and shareholder with non-redemption agreement
Reverse Recapitalization [Line Items]
Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	3,670,927
Convertible Notes - Common Shares Issued
Reverse Recapitalization [Line Items]
Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	6,379,822
Common Shares Issued to Pipe Investors
Reverse Recapitalization [Line Items]
Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	6,435,441